UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 97.7%
	Financials — 97.1%
	Diversified — 12.1%
57	Digital Realty Trust, Inc.	2,769
39	Duke Realty Corp.	436
43	DuPont Fabros Technology, Inc. (a)	692
74	Lexington Realty Trust	357
68	Liberty Property Trust	2,005
77	Vornado Realty Trust	5,046

		11,305

	Health Care — 12.9%
85	HCP, Inc.	2,659
83	Health Care REIT, Inc.	3,678
18	Nationwide Health Properties, Inc.	611
37	Omega Healthcare Investors, Inc.	663
113	Senior Housing Properties Trust	2,350
48	Ventas, Inc.	2,056

		12,017

	Hotels — 5.4%
104	Hospitality Properties Trust	2,021
284	Host Hotels & Resorts, Inc.	2,984

		5,005

	Industrial — 6.3%
90	AMB Property Corp.	2,112
73	DCT Industrial Trust, Inc.	348
24	EastGroup Properties, Inc.	905
191	ProLogis	2,496

		5,861

	Multifamily — 16.4%
53	American Campus Communities, Inc.	1,416
90	Apartment Investment & Management Co., Class A	1,217
38	AvalonBay Communities, Inc.	2,726
39	BRE Properties, Inc.	1,211
12	Camden Property Trust	465
76	Education Realty Trust, Inc.	378
36	Equity Lifestyle Properties, Inc.	1,745
90	Equity Residential	2,913
11	Essex Property Trust, Inc.	897
16	Mid-America Apartment Communities, Inc.	756
101	UDR, Inc.	1,516

		15,240

	Office — 12.6%
42	Alexandria Real Estate Equities, Inc.	2,366
52	Boston Properties, Inc.	3,498
145	Brandywine Realty Trust	1,421
36	Corporate Office Properties Trust	1,245
22	Highwoods Properties, Inc.	667
60	Mack-Cali Realty Corp.	1,832
16	SL Green Realty Corp.	717

		11,746

	Regional Malls — 13.2%
132	CBL & Associates Properties, Inc.	1,226
16	Macerich Co. (The)	467
139	Simon Property Group, Inc.	10,112
14	Taubman Centers, Inc.	469

		12,274

	Retail — 5.0%
37	Federal Realty Investment Trust	2,392
68	Regency Centers Corp.	2,281

		4,673

	Shopping Centers — 7.0%
213	Kimco Realty Corp.	2,624
90	National Retail Properties, Inc.	1,810
34	Realty Income Corp.	855
63	Weingarten Realty Investors	1,219

		6,508

	Storage — 6.2%
68	Public Storage	5,401
66	U-Store-It Trust	433

		5,834

	Total Financials	90,463

	Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
13	American Tower Corp., Class A (a)	546

	Total Common Stocks (Cost $68,559)	91,009

	Short-Term Investment — 1.0%
	Investment Company — 1.0%
933	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $933)	933

	Total Investments — 98.7% (Cost $69,492)	91,942
	Other Assets in Excess of Liabilities — 1.3%	1,180

	NET ASSETS — 100.0%	$93,122

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,620
Aggregate gross unrealized depreciation	(170)

Net unrealized appreciation/depreciation	$22,450

Federal income tax cost of investments	$69,492

Realty Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$91,942	$—	$—	$91,942

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 97.6%
	Consumer Discretionary — 30.0%
	Auto Components — 3.0%
21	Fuel Systems Solutions, Inc. (a)	1,013
65	Gentex Corp.	1,077

		2,090

	Diversified Consumer Services — 1.0%
48	Corinthian Colleges, Inc. (a)	707

	Hotels, Restaurants & Leisure — 2.2%
36	Bally Technologies, Inc. (a)	1,487

	Household Durables — 2.1%
31	Tupperware Brands Corp.	1,434

	Internet & Catalog Retail — 5.6%
18	priceline.com, Inc. (a)	3,833

	Media — 3.1%
66	Discovery Communications, Inc., Class A (a)	2,121

	Multiline Retail — 1.2%
67	99 Cents Only Stores (a)	805

	Specialty Retail — 8.9%
33	Aeropostale, Inc. (a)	1,046
37	Genesco, Inc. (a)	975
28	Guess?, Inc.	1,037
44	J Crew Group, Inc. (a)	1,887
69	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,135

		6,080

	Textiles, Apparel & Luxury Goods — 2.9%
49	Carter’s, Inc. (a)	1,066
43	Skechers U.S.A., Inc., Class A (a)	956

		2,022

	Total Consumer Discretionary	20,579

	Consumer Staples — 12.9%
	Food & Staples Retailing — 2.8%
76	Whole Foods Market, Inc. (a)	1,954

	Food Products — 6.0%
132	Del Monte Foods Co.	1,388
30	Green Mountain Coffee Roasters, Inc. (a)	1,858
26	TreeHouse Foods, Inc. (a)	889

		4,135

	Personal Products — 4.1%
107	Bare Escentuals, Inc. (a)	1,362
36	NBTY, Inc. (a)	1,425

		2,787

	Total Consumer Staples	8,876

	Energy — 1.3%
	Energy Equipment & Services — 1.3%
32	Dresser-Rand Group, Inc. (a)	899

	Health Care — 21.5%
	Biotechnology — 2.5%
37	Alexion Pharmaceuticals, Inc. (a)	1,682

	Health Care Equipment & Supplies — 10.3%
77	Align Technology, Inc. (a)	1,252
79	American Medical Systems Holdings, Inc. (a)	1,384
78	ev3, Inc. (a)	994
48	Masimo Corp. (a)	1,260
31	NuVasive, Inc. (a)	996
40	Thoratec Corp. (a)	1,195

		7,081

	Health Care Providers & Services — 2.1%
33	HMS Holdings Corp. (a)	1,441

	Health Care Technology — 1.4%
53	Eclipsys Corp. (a)	967

	Life Sciences Tools & Services — 3.5%
48	Life Technologies Corp. (a)	2,365

	Pharmaceuticals — 1.7%
51	Medicis Pharmaceutical Corp., Class A	1,194

	Total Health Care	14,730

	Industrials — 1.3%
	Commercial Services & Supplies — 1.3%
33	EnerNOC, Inc. (a)	863

	Information Technology — 28.4%
	Communications Equipment — 1.4%
67	Tekelec (a)	950

	Computers & Peripherals — 1.6%
52	Compellent Technologies, Inc. (a)	1,084

	Electronic Equipment, Instruments & Components — 1.6%
26	Tech Data Corp. (a)	1,095

	IT Services — 5.4%
85	Cybersource Corp. (a)	1,466
29	Lender Processing Services, Inc.	1,191
33	Unisys Corp. (a)	1,069

		3,726

	Semiconductors & Semiconductor Equipment — 10.6%
50	Atheros Communications, Inc. (a)	1,432
42	NetLogic Microsystems, Inc. (a)	1,693
157	PMC-Sierra, Inc. (a)	1,248
33	Power Integrations, Inc.	1,105
197	RF Micro Devices, Inc. (a)	852
109	Teradyne, Inc. (a)	966

		7,296

	Software — 7.8%
110	Mentor Graphics Corp. (a)	809
11	MicroStrategy, Inc., Class A (a)	981
35	Rovi Corp. (a)	1,031
62	Sybase, Inc. (a)	2,499

		5,320

	Total Information Technology	19,471

	Materials — 2.2%
	Paper & Forest Products — 2.2%
25	Schweitzer-Mauduit International, Inc.	1,508

	Total Common Stocks (Cost $56,190)	66,926

	Short-Term Investment — 2.7%
	Investment Company — 2.7%
1,835	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $1,835)	1,835

	Total Investments — 100.3% (Cost $58,025)	68,761
	Liabilities in Excess of Other Assets — (0.3)%	(221)

	NET ASSETS — 100.0%	$68,540

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of November 30, 2009.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,245
Aggregate gross unrealized depreciation	(2,509)

Net unrealized appreciation/depreciation	$10,736

Federal income tax cost of investments	$58,025

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$68,761	$—	$—	$68,761

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 99.6%
	Consumer Discretionary — 16.2%
	Diversified Consumer Services — 3.5%
24	Career Education Corp. (a)	612
151	Jackson Hewitt Tax Service, Inc.	624

		1,236

	Hotels, Restaurants & Leisure — 5.1%
22	CEC Entertainment, Inc. (a)	640
37	Shuffle Master, Inc. (a)	300
125	Wendy's/Arby's Group, Inc., Class A	513
21	Wyndham Worldwide Corp.	388

		1,841

	Media — 3.4%
17	DreamWorks Animation SKG, Inc., Class A (a)	555
13	Marvel Entertainment, Inc. (a)	656

		1,211

	Specialty Retail — 2.8%
31	AnnTaylor Stores Corp. (a)	439
32	Rent-A-Center, Inc. (a)	559

		998

	Textiles, Apparel & Luxury Goods — 1.4%
13	Columbia Sportswear Co.	496

	Total Consumer Discretionary	5,782

	Consumer Staples — 7.7%
	Food Products — 6.2%
42	Chiquita Brands International, Inc. (a)	719
57	Del Monte Foods Co.	593
9	McCormick & Co., Inc. (Non- Voting)	335
14	Sanderson Farms, Inc.	574

		2,221

	Personal Products — 1.5%
75	Prestige Brands Holdings, Inc. (a)	526

	Total Consumer Staples	2,747

	Energy — 5.9%
	Energy Equipment & Services — 2.4%
115	Newpark Resources, Inc. (a)	308
53	Tetra Technologies, Inc. (a)	552

		860

	Oil, Gas & Consumable Fuels — 3.5%
48	McMoRan Exploration Co. (a)	351
24	Southern Union Co.	493
32	Tesoro Corp.	404

		1,248

	Total Energy	2,108

	Financials — 18.3%
	Capital Markets — 2.2%
37	Apollo Investment Corp.	355
23	Investment Technology Group, Inc. (a)	411

		766

	Commercial Banks — 7.5%
65	Bancorp, Inc. (The) (a)	380
52	Boston Private Financial Holdings, Inc.	243
359	Citizens Republic Bancorp, Inc. (a)	201
25	First Horizon National Corp. (a)	346
19	Harleysville National Corp.	113
46	Investors Bancorp, Inc. (a)	504
58	Marshall & Ilsley Corp.	332
51	Mercantile Bank Corp.	168
5	Park National Corp.	327
127	South Financial Group, Inc. (The)	78

		2,692

	Insurance — 3.5%
61	Conseco, Inc. (a)	290
14	Presidential Life Corp.	144
29	Zenith National Insurance Corp.	820

		1,254

	Real Estate Investment Trusts (REITs) — 5.1%
100	CapLease, Inc.	431
11	Colony Financial, Inc. (a)	211
37	Franklin Street Properties Corp.	412
39	Inland Real Estate Corp.	303
14	LaSalle Hotel Properties	268
11	Starwood Property Trust, Inc.	209

		1,834

	Total Financials	6,546

	Health Care — 11.7%
	Health Care Equipment & Supplies — 1.6%
17	STERIS Corp.	562

	Health Care Providers & Services — 6.7%
59	Health Management Associates, Inc., Class A (a)	360
58	Health Net, Inc. (a)	1,239
50	inVentiv Health, Inc. (a)	787

		2,386

	Pharmaceuticals — 3.4%
30	Par Pharmaceutical Cos., Inc. (a)	707
69	ViroPharma, Inc. (a)	522

		1,229

	Total Health Care	4,177

	Industrials — 9.0%
	Aerospace & Defense — 1.1%
21	BE Aerospace, Inc. (a)	397

	Commercial Services & Supplies — 1.6%
13	Covanta Holding Corp. (a)	217
41	EnergySolutions, Inc.	355

		572

	Construction & Engineering — 0.9%
42	Dycom Industries, Inc. (a)	326

	Electrical Equipment — 0.9%
13	EnerSys (a)	298

	Machinery — 1.3%
25	Terex Corp. (a)	476

	Professional Services — 0.7%
18	Monster Worldwide, Inc. (a)	256

	Trading Companies & Distributors — 2.5%
59	RSC Holdings, Inc. (a)	376
55	United Rentals, Inc. (a)	502

		878

	Total Industrials	3,203

	Information Technology — 22.6%
	Communications Equipment — 3.9%
19	Adtran, Inc.	408
39	Avocent Corp. (a)	986

		1,394

	Electronic Equipment, Instruments & Components — 2.2%
31	MTS Systems Corp.	804

	Internet Software & Services — 3.6%
70	ValueClick, Inc. (a)	656
17	WebMD Health Corp., Class A (a)	617

		1,273

	IT Services — 6.1%
43	Broadridge Financial Solutions, Inc.	954
65	Convergys Corp. (a)	728
26	Gartner, Inc. (a)	499

		2,181

	Software — 6.8%
21	ACI Worldwide, Inc. (a)	343
29	Fair Isaac Corp.	535
37	Informatica Corp. (a)	824
114	Lawson Software, Inc. (a)	743

		2,445

	Total Information Technology	8,097

	Materials — 4.0%
	Chemicals — 1.8%
22	Celanese Corp., Class A	655

	Metals & Mining — 2.2%
27	Commercial Metals Co.	428
18	RTI International Metals, Inc. (a)	356

		784

	Total Materials	1,439

	Utilities — 4.2%
	Electric Utilities — 2.0%
32	Allegheny Energy, Inc.	708

	Gas Utilities — 2.2%
33	Piedmont Natural Gas Co., Inc.	779

	Total Utilities	1,487

	Total Common Stocks (Cost $31,032)	35,586

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
254	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $254)	254

	Total Investments — 100.3% (Cost $31,286)	35,840
	Liabilities in Excess of Other Assets — (0.3)%	(93)

	NET ASSETS — 100.0%	$35,747

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of November 30, 2009.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,415
Aggregate gross unrealized depreciation	(3,861)

Net unrealized appreciation/depreciation	$4,554

Federal income tax cost of investments	$31,286

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$35,840	$—	$—	$35,840

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 12, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

January 12, 2010